Revenue - Summary of the Amount of Cumulative Revenue (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Motion Pictures and Television Productions [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	[1]	¥ 748,517	¥ 813,790
Media Networks [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations		9,094	10,027
Music [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	[2]	116,184	112,609
Others [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations		¥ 69,587	¥ 58,717

[1]	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.
[2]	The amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content.